SUMMARY OF SIGNIFICANT ACCOUNT POLICIES (Policies)	3 Months Ended
Mar. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNT POLICIES
Principles of Consolidation	The accompanying financial statements of Utilicraft Aerospace Industries, Inc., are limited to the Company due to there is no subsidiaries or controlled third companies.
Basis of Presentation

The accompanying financial statements have been prepared by the Company in accordance with Generally Accepted Accounting Principles ("GAAP") in the United States of America. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. generally accepted accounting principles. The Company as elsewhere stated in this Notes had no activity since the year 2012 to the period ended on March 31, 2021.

Use of Estimates
The preparation of consolidated financial statements in conformity with GAAP requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the financial statements.

Carrying Value, Recoverability and Impairment of Long-Lived Assets
The Company has no fixed assets, including property, equipment and intangible assets. When available they will be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.

Cash and Cash Equivalents
The Company considers all investments with a maturity date of three months or less when purchased to be cash equivalents. The Company had no cash as March 31, 2021, and December 31, 2020, respectively.

Accounts Receivable and Allowance for Doubtful Accounts
The Company has no Account receivables. When available they will be recorded at the invoiced amount, net of an allowance for doubtful accounts. The Company will perform on-going credit evaluations of its customers and adjusts credit limits based upon payment history and the customers at such time credit worthiness, as determined by the review of their current credit information; and determines the allowance for doubtful accounts based on historical write-off experience, customer specific facts and general economic conditions that may affect a client’s ability to pay.

Other Assets	The Company has no other assets as of March 31, 2021, and December 31, 2020, respectively.
Property and Equipment

The Company has no Property and equipment as of March 31, 2021, and December 31, 2020. When available they will be recorded at cost. Expenditures for major additions and betterments are capitalized.

Maintenance and repairs will be charged to operations as incurred. Depreciation of property and equipment will be computed by the straight-line method (after taking into account their respective estimated residual values shown in the table below) over the estimated useful lives of the respective assets. Upon sale or retirement of property and equipment, the related cost and accumulated depreciation will be removed from the accounts and any gain or loss will be reflected in statements of operations.

Beneficial Conversion Feature

The Company has neither asset nor liabilities subject to conversion feature. When available the conversion features of conventional convertible debt provide for a rate of conversion that is below market value at issuance, this feature is characterized as a beneficial conversion feature ("BCF"). A BCF will be recorded by the Company as a debt discount pursuant to Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 470-20 Debt with Conversion and Other Options. In those circumstances, the convertible debt will be recorded net of the discount related to the BCF, and the Company will amortize the discount to interest expense over the life of the debt using the effective interest method.

Embedded Conversion Features
The Company has no embedded conversion features. When available the Company will evaluate embedded conversion features within convertible debt under ASC 815 "Derivatives and Hedging" to determine whether the embedded conversion feature(s) should be bifurcated from the host instrument and accounted for as a derivative at fair value with changes in fair value recorded in earnings. If the conversion feature does not require derivative treatment under ASC 815, the instrument will be evaluated under ASC 470-20 "Debt with Conversion and Other Options" for consideration of any beneficial conversion features.

Derivative Financial Instruments

The Company has no derivative financial instruments. When available fair value accounting requires bifurcation of embedded derivative instruments such as conversion features in convertible debt or equity instruments, and measurement of their fair value for accounting purposes. In determining the appropriate fair value, the Company will use the Black-Scholes option-pricing model in assessing the convertible debt instruments, and management will determine if the convertible debt host instrument is conventional convertible debt and further if there is a beneficial conversion feature requiring measurement. If the instrument is not considered conventional convertible debt, the Company will continue its evaluation process of these instruments as derivative financial instruments.

Once determined, derivative liabilities will be adjusted to reflect fair value at each reporting period end, with any increase or decrease in the fair value being recorded in results of operations as an adjustment to fair value of derivatives. In addition, the fair value of freestanding derivative instruments such as warrants, will be also valued using the Black Scholes option-pricing model.

Fair Values of Financial Instruments

The Company has not financial instruments, however, when available will adopt the following criteria. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, based on our principal or, in the absence of a principal, most advantageous market for the specific asset or liability.

U.S. generally accepted accounting principles provide for a three-level hierarchy of inputs to valuation techniques used to measure fair value, defined as follows:

Level 1: Inputs that are quoted prices (unadjusted) for identical assets or liabilities in active markets that the entity can access.

Level 2: Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability, including:

•	quoted prices for similar assets or liabilities in active markets.

•	quoted prices for identical or similar assets or liabilities in markets that are not active.

•	inputs other than quoted prices that are observable for the asset or liability; and

•	inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3: Inputs that are unobservable and reflect management’s own assumptions about the inputs market participants would use in pricing the asset or liability based on the best information available in the circumstances (e.g., internally derived assumptions surrounding the timing and amount of expected cash flows).

Financing Activities	The Company had no financing activities for the period ended on March 31, 2021, and December 31, 2020.
Accounts Payable	The Company had no accounts payable for the period ended on March 31, 2021, and December 31, 2020.
Revenue Recognition

The Company had no revenues for the periods ended on March 31, 2021, and December 31, 2020. When available the Company will adopt the rules as follows.

Effective January 1, 2018, the Company adopted the Financial Accounting Standards Board (“FASB”) standard update ASU 2014-09, “Revenue from Contracts with Customers” (“Topic 606”), which provides a principles-based, five-step approach to measure and recognize revenue from contracts with customers. Revenue is recognized when the following criteria are met:

●	Identification of the contract, or contracts, with a customer;
●	Identification of the performance obligations in the contract;
●	Determination of the transaction price;
●	Allocation of the transaction price to the performance obligations in the contract; and
●	Recognition of revenue when, or as, we satisfy performance obligation.

The adoption of this guidance did not have a material impact on the Company’s statement of operations, cash flows, and balance sheet as of the adoption date or for the period ended March 31, 2021.

For the period in the future the Company will meet the above criteria, thereby allowing for the recognition of revenue for the revenue on such transactions upon receipt.

The Company will periodically review for any expected period of substantial involvement under the agreements that provide for non-refundable up-front payments and fees. If ever applicable, we will adjust the amortization periods when appropriate to reflect changes in assumptions relating to the duration of our expected involvement.

The Company will recognize revenue on arrangements in accordance with ASC 606 Revenue Recognition. Revenue is recognized in the month the service (mostly hosting) is provided.

Income Taxes

The Company had no activity since 2012 then no taxes accrued. When available the Company will adopt the following procedure, to the period ended on Deferred tax assets and liabilities will be are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Additionally, the recognition of future tax benefits, such as net operating loss carryforwards, is required to the extent that realization of such benefits is more likely than not. Deferred tax assets and liabilities are determined using enacted tax rates expected to apply to taxable income in the years in which the assets and liabilities are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income tax expense in the period that includes the enactment date.

In the event the future tax consequences of differences between the financial reporting bases and the tax bases of the Company's assets and liabilities result in deferred tax assets, an evaluation of the probability of being able to realize the future benefits indicated by such asset is required. A valuation allowance is provided for the portion of the deferred tax asset when it is more likely than not that some or all of the deferred tax asset will not be realized. In assessing the realizability of the deferred tax assets, management considers the scheduled reversals of deferred tax liabilities, projected future taxable income, and tax planning strategies.

The Company files income tax returns in the United States, which are subject to examination by the tax authorities in these jurisdictions. Generally, the statute of limitations related to the Company's federal and state income tax return is three years. The state impact of any federal changes for prior years remains subject to examination for a period up to five years after formal notification to the states.

Management will evaluate tax positions in accordance with ASC 740, Income Taxes. The Company is in the process to file tax returns for the years ended in 2018, 2019 and 2020 as soon as all financial statements are properly filed, therefore all of the Company's tax years since inception remain subject to examination by Federal and State jurisdictions.

Earnings Per Share

Basic net income per common share ("Basic EPS'') excludes dilution and is computed by dividing net income by the weighted average number of common shares outstanding during the period. Diluted net income per common share ("Diluted EPS'') reflects the potential dilution that could occur if stock options or other contracts to issue shares of common stock were exercised or converted into common stock. The computation of Diluted EPS does not assume exercise or conversion of securities that would have an anti-dilutive effect on net income per common share.

	Three months ended on	Twelve months ended on
	March 31	December 31
	2021	2020
Numerator
Net income (loss) applicable to common shareholders	$0	$0

Denominator
Weighted average common shares outstanding, basic	329,396,652	329,396,652
Weighted average common shares outstanding, diluted	0	0
Net Income per share - Basic	$(0.00)	$(0.00)
Income per shares - Diluted	$(0.00)	$(0.00)